EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss)	$ 527,218	$ (137,669)	$ 37,189
Weighted average number of shares outstanding - basic (in shares)	192,355,000	143,282,000	143,505,000
Dilutive impact of stock options (in shares)	614,802	0	94,000
Weighted average number of shares outstanding - diluted (in shares)	192,970,000	143,282,000	143,599,000
Options outstanding (in shares)	1,100,000	1,290,000	240,000	1,100,000
Treasury shares acquired (in shares)	0	0	855,000	1,300,000
Reduction to weighted average number of shares outstanding (in shares)	786,425	990,765	767,836
Treasury shares held (in shares)	755,000	945,000	995,000	755,000
Shares distribution (in shares)	545,000